SHAREHOLDERS' CAPITAL - Stock based compensation (Details)		3 Months Ended
	Oct. 09, 2020 USD ($) item $ / shares	Dec. 31, 2020 USD ($) $ / shares
Stock options | Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options issued | $		650,000
Exercise price | $ / shares		$ 8.46
Number of other equity instruments issued | item	5
DSU's | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options issued | $	186,929
Number of other equity instruments issued | item	5
Exercise price | $ / shares	$ 8.37
RSU's | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options issued | $	23,513
Number of other equity instruments issued | item	5
Exercise price | $ / shares	$ 8.37